PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets including Center Parcs in the United Kingdom and Ireland and Hospitality Investors Trust and Watermark Lodging in the United States.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	2 to 50+
Land improvements	15
Furniture, fixtures and equipment	1 to 20
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2023 and for the year ended December 31, 2022:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Cost:
Balance at the beginning of period	$9,050	$5,723
Additions	211	203
Disposals	(165)	(47)
Foreign currency translation	122	(363)
Manager Reorganization(1)	—	3,298
Acquisition of Foreign Investments(1)	945	—
Impact of deconsolidation due to loss of control and other(2)	(9)	236
	10,154	9,050
Accumulated fair value changes:
Balance at the beginning of period	1,376	763
Revaluation (losses) gains, net	—	727
Impact of deconsolidation due to loss of control and other(2)	(5)	29
Disposals	(38)	(1)
Provision for impairment	—	(93)
Foreign currency translation	35	(49)
	1,368	1,376
Accumulated depreciation:
Balance at the beginning of period	(1,025)	(863)
Depreciation	(203)	(279)
Disposals	36	44
Foreign currency translation	(31)	76
Impact of deconsolidation due to loss of control and other(2)	5	(3)
	(1,218)	(1,025)
Total property, plant and equipment(3)	$10,304	$9,401
(1)See Note 28, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.
(2)The prior year reflects the reclassification of a mixed-use asset out of assets held for sale, and the reclassification of a student housing asset to held for sale.
(3)Includes right-of-use assets of $431 million (December 31, 2022 - $393 million).